Ascendant Balanced Fund
RISK/RETURN
Investment Objective:
The Fund seeks total return from income and growth of capital.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least  $ 25,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 20 of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Ascendant Balanced Fund	Class A Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee (as a % of amount redeemed if held less than 30 days)	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Ascendant Balanced Fund		Class A Shares	Class C Shares	Class I Shares
Management Fees		1.10%	1.10%	1.10%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	0.38%	0.38%	0.38%
Total Annual Fund Operating Expenses		1.73%	2.48%	1.48%
[1]	Based on estimated amounts for the current fiscal year.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example Ascendant Balanced Fund (USD $)	1 Year	3 Years
Class A Shares	741	1,089
Class C Shares	251	773
Class I Shares	151	468

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies:

Under normal market conditions, the Fund invests at least 25% of its assets in common stocks and at least 25% of its assets in fixed income securities.  The Fund invests in common stocks without restriction as to issuer capitalization or country.  The Fund defines fixed income securities as bills, notes, bonds, similar debt obligations and convertible debt issued by the United States Government its agencies or instrumentalities or U.S. or foreign corporations.  The Fund's straight fixed income investments are primarily investment grade credit quality.  The Fund defines investment grade fixed income securities as those rated, at the time purchased, in the top four categories by a rating agency such as Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("S&P"), or, if unrated, determined to be of comparable quality.  However, convertible bonds are purchased without restriction as to credit quality, including those with below investment grade credit quality, commonly know as "junk bonds".  Fixed income securities are purchased without restriction as to maturity, individual issuer country or capitalization.

The adviser selects common stocks from the stocks listed on the major US exchanges with, generally, at least five years of historical financial data, including American depositary receipts ("ADRs") representing common stocks of foreign issuers.  The adviser's selection process is primarily based on a bottom up, quantitative process utilizing a broad array of technical and fundamental data items developed through 40 years of proprietary research and statistical modeling.  These data items consider fundamental measures including: stock valuation based on price to earnings ratio, balance sheet leverage, and relative-to-industry earnings.  Based on this analysis, companies and industries are ranked based on prospects for relative price performance over various time horizons.  The adviser also evaluates the most attractive common stocks using qualitative considerations, such as the experience of a company's management, to select securities.  The adviser also uses market cycle analysis as a tool to guide portfolio allocation and repositioning.

The adviser selects fixed income securities with the highest yield and/or expected capital appreciation among peers of the same credit rating, maturity and issuer type.  The adviser's selection process for corporate bonds uses multi-factor equity models to evaluate company and industry prospects and further screens based on credit rating and portfolio duration.  Government securities are selected in a similar manner and Treasury Inflation Protected Securities (TIPS) may be utilized for inflation protection.  Convertible securities, like other corporate bonds, are also evaluated based on multifactor equity models to evaluate an issuer's equity prospects and further screens include yield to maturity, maturity date and conversion parity.

The adviser may sell a security based on its performance, new research or when the underlying investment thesis has deteriorated.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund's net asset value and performance.

  Convertible Bond Risk.  Convertible bonds are hybrid securities that have characteristics of both fixed income securities and common stocks and are subject to risks associated with both debt and equity securities.

  Credit Risk.  Issuers of fixed income securities may suffer from a reduced ability to repay their interest and principal obligations.  They may even default on interest and/or principal payments owed to the Fund.  An increase in credit risk or a default will likely cause the value of Fund fixed income securities to decline.  Issuers with lower credit quality, such as junk bonds issuers, are more susceptible to economic or industry downturns and are more likely to default.

  Equity Market Risk. Equity markets can be volatile. In other words, the prices of common stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

  Foreign Risk.  Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies.  The values of foreign issuer common stocks and ADRs may be affected by changes in exchange control regulations, application of foreign tax laws, changes in governmental administration or economic or monetary policy.

  Interest Rate Risk.  In general, the price of a fixed income security falls when interest rates rise.  Fixed income securities have varying levels of sensitivity to changes in interest rates.  Securities with longer maturities may be more sensitive to interest rate changes.

  Issuer-Specific Risk.  The value of a specific common stock can be more volatile than the market as a whole and can perform differently from the market as a whole.

  Limited History of Operations Risk.  The Fund is a new mutual fund and has a limited history of operation.

  Management Risk.  The adviser's judgments about the attractiveness and potential appreciation of a common stock may prove to be inaccurate and may not produce the desired results.

  No History of Mutual Fund Management.  The Fund's adviser has not previously managed a mutual fund.

  Small and Medium Capitalization Company Risk.  The value of small or medium capitalization company securities may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Performance:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of the Prospectus.  Updated performance information will be available at no cost by visiting www. ascendantfunds. com or by calling 1 -855-527-2363

Ascendant Natural Resources Fund
RISK/RETURN
Investment Objective:
The Fund seeks growth of capital.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least  $ 25,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 20 of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Ascendant Natural Resources Fund	Class A Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee (as a % of amount redeemed if held less than 30 days)	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Ascendant Natural Resources Fund		Class A Shares	Class C Shares	Class I Shares
Management Fees		1.35%	1.35%	1.35%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	0.35%	0.35%	0.35%
Total Annual Fund Operating Expenses		1.95%	2.70%	1.70%
[1]	Based on estimated amounts for the current fiscal year.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example Ascendant Natural Resources Fund (USD $)	1 Year	3 Years
Class A Shares	762	1,152
Class C Shares	273	838
Class I Shares	173	536

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies:

Under normal market conditions, the Fund invests at least 80% of its assets in the common stock of natural resource companies.  The Fund defines natural resource companies as those in businesses that are primarily related to (i.e. have a majority of their assets in, or revenues or profits from) oil, gas, metals, forest products, agriculture, chemicals, commodities or other natural resources, including mining, refining or processing.  The Fund invests without restriction as to issuer capitalization or country.

The adviser selects natural resource common stocks from the stocks listed on the major US exchanges with, generally, at least five years of historical financial data, including American depositary receipts ("ADRs") representing common stocks of foreign issuers.  The adviser's selection process is primarily based on a bottom up, quantitative process utilizing a broad array of technical and fundamental data items developed through 40 years of proprietary research and statistical analysis.  These data items consider fundamental measures including: stock valuation based on price to earnings ratio, balance sheet leverage, and relative-to-industry earnings.  Based on this analysis, companies and industries are ranked based on prospects for relative price performance over various time horizons.  The adviser also evaluates the most attractive common stocks using qualitative considerations, such as the experience of a company's management, to select securities.

The adviser may sell a security based on its performance, new research or when the underlying investment thesis has deteriorated.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund's net asset value and performance.

  Equity Market Risk. Equity markets can be volatile. In other words, the prices of common stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

  Foreign Risk.  Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies.  The values of foreign issuer common stocks and ADRs may be affected by changes in exchange control regulations, application of foreign tax laws, changes in governmental administration or economic or monetary policy.

  Issuer-Specific Risk.  The value of a specific common stock can be more volatile than the market as a whole and can perform differently from the market as a whole.

  Limited History of Operations Risk.  The Fund is a new mutual fund and has a limited history of operation.

  Management Risk.  The adviser's judgments about the attractiveness and potential appreciation of a common stock may prove to be inaccurate and may not produce the desired results.

  Natural Resource Risk.  The Fund's exposure to companies primarily engaged in the natural resource markets may subject the Fund to greater volatility than investments in a wider variety of industries.  Natural resource companies may be affected by changes in overall market movements, commodity price volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

  No History of Mutual Fund Management.  The Fund's adviser has not previously managed a mutual fund.

  Small and Medium Capitalization Company Risk.  The value of small or medium capitalization company common stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Performance:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of the Prospectus.   Updated performance information will be available at no cost by visiting www. ascendantfunds. com or by calling 1-855-527-2363.

Ascendant MultiCap Equity Fund
RISK/RETURN
Investment Objective:
The Fund seeks growth of capital.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least  $ 25,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 20 of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Ascendant MultiCap Equity Fund	Class A Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee (as a % of amount redeemed if held less than 30 days)	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Ascendant MultiCap Equity Fund		Class A Shares	Class C Shares	Class I Shares
Management Fees		1.15%	1.15%	1.15%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	0.25%	0.25%	0.25%
Total Annual Fund Operating Expenses		1.65%	2.40%	1.40%
[1]	Based on estimated amounts for the current fiscal year.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example Ascendant MultiCap Equity Fund (USD $)	1 Year	3 Years
Class A Shares	733	1,065
Class C Shares	243	748
Class I Shares	143	443

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies:

Under normal market conditions, the Fund invests at least 80% of its assets in equity securities.  The Fund defines equity securities as common stocks of domestic or foreign companies.  The Fund invests without restriction as to issuer capitalization or country.

The adviser selects common stocks from the stocks listed on the major US exchanges with, generally, at least five years of historical financial data, including American depositary receipts ("ADRs") representing common stocks of foreign issuers.  The adviser's selection process is primarily based on a bottom up, quantitative process utilizing a broad array of technical and fundamental data items developed through 40 years of proprietary research.  These data items include fundamental measures including: stock valuation based on price to earnings ratio, balance sheet leverage, and relative-to-industry earnings.  Based on this analysis, companies and industries are ranked based on prospects for relative price performance over various time horizons.  The adviser also evaluates the most attractive common stocks using qualitative considerations, such as the experience of a company's management, to select securities.  The adviser also uses market cycle analysis as a tool to guide portfolio allocation and repositioning.

The adviser may sell a security based on its performance, new research or when the underlying investment thesis has deteriorated.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund's net asset value and performance.

  Equity Market Risk. Equity markets can be volatile. In other words, the prices of common stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

  Foreign Risk.  Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies.  The values of foreign issuer common stocks and ADRs may be affected by changes in exchange control regulations, application of foreign tax laws, changes in governmental administration or economic or monetary policy.

  Issuer-Specific Risk.  The value of a specific common stock can be more volatile than the market as a whole and can perform differently from the market as a whole.

  Limited History of Operations Risk.  The Fund is a new mutual fund and has a limited history of operation.

  Management Risk.  The adviser's judgments about the attractiveness and potential appreciation of a common stock may prove to be inaccurate and may not produce the desired results.

  No History of Mutual Fund Management.  The Fund's adviser has not previously managed a mutual fund.

  Small and Medium Capitalization Company Risk.  The value of small or medium capitalization company common stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Performance:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of the Prospectus.   Updated performance information will be available at no cost by visiting www. ascendantfunds. com or by calling 1-855-527-2363

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun 15, 2011
Registrant Name	dei_EntityRegistrantName	Northern Lights Fund Trust
Central Index Key	dei_EntityCentralIndexKey	0001314414
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 15, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jun 15, 2011
Prospectus Date	rr_ProspectusDate	Jun 15, 2011
Ascendant Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return from income and growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least  $ 25,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 20 of the Fund's Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $ 25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 25% of its assets in common stocks and at least 25% of its assets in fixed income securities.  The Fund invests in common stocks without restriction as to issuer capitalization or country.  The Fund defines fixed income securities as bills, notes, bonds, similar debt obligations and convertible debt issued by the United States Government its agencies or instrumentalities or U.S. or foreign corporations.  The Fund's straight fixed income investments are primarily investment grade credit quality.  The Fund defines investment grade fixed income securities as those rated, at the time purchased, in the top four categories by a rating agency such as Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("S&P"), or, if unrated, determined to be of comparable quality.  However, convertible bonds are purchased without restriction as to credit quality, including those with below investment grade credit quality, commonly know as "junk bonds".  Fixed income securities are purchased without restriction as to maturity, individual issuer country or capitalization.

The adviser selects common stocks from the stocks listed on the major US exchanges with, generally, at least five years of historical financial data, including American depositary receipts ("ADRs") representing common stocks of foreign issuers.  The adviser's selection process is primarily based on a bottom up, quantitative process utilizing a broad array of technical and fundamental data items developed through 40 years of proprietary research and statistical modeling.  These data items consider fundamental measures including: stock valuation based on price to earnings ratio, balance sheet leverage, and relative-to-industry earnings.  Based on this analysis, companies and industries are ranked based on prospects for relative price performance over various time horizons.  The adviser also evaluates the most attractive common stocks using qualitative considerations, such as the experience of a company's management, to select securities.  The adviser also uses market cycle analysis as a tool to guide portfolio allocation and repositioning.

The adviser selects fixed income securities with the highest yield and/or expected capital appreciation among peers of the same credit rating, maturity and issuer type.  The adviser's selection process for corporate bonds uses multi-factor equity models to evaluate company and industry prospects and further screens based on credit rating and portfolio duration.  Government securities are selected in a similar manner and Treasury Inflation Protected Securities (TIPS) may be utilized for inflation protection.  Convertible securities, like other corporate bonds, are also evaluated based on multifactor equity models to evaluate an issuer's equity prospects and further screens include yield to maturity, maturity date and conversion parity.

The adviser may sell a security based on its performance, new research or when the underlying investment thesis has deteriorated.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund's net asset value and performance.

  Convertible Bond Risk.  Convertible bonds are hybrid securities that have characteristics of both fixed income securities and common stocks and are subject to risks associated with both debt and equity securities.

  Credit Risk.  Issuers of fixed income securities may suffer from a reduced ability to repay their interest and principal obligations.  They may even default on interest and/or principal payments owed to the Fund.  An increase in credit risk or a default will likely cause the value of Fund fixed income securities to decline.  Issuers with lower credit quality, such as junk bonds issuers, are more susceptible to economic or industry downturns and are more likely to default.

  Equity Market Risk. Equity markets can be volatile. In other words, the prices of common stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

  Foreign Risk.  Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies.  The values of foreign issuer common stocks and ADRs may be affected by changes in exchange control regulations, application of foreign tax laws, changes in governmental administration or economic or monetary policy.

  Interest Rate Risk.  In general, the price of a fixed income security falls when interest rates rise.  Fixed income securities have varying levels of sensitivity to changes in interest rates.  Securities with longer maturities may be more sensitive to interest rate changes.

  Issuer-Specific Risk.  The value of a specific common stock can be more volatile than the market as a whole and can perform differently from the market as a whole.

  Limited History of Operations Risk.  The Fund is a new mutual fund and has a limited history of operation.

  Management Risk.  The adviser's judgments about the attractiveness and potential appreciation of a common stock may prove to be inaccurate and may not produce the desired results.

  No History of Mutual Fund Management.  The Fund's adviser has not previously managed a mutual fund.

  Small and Medium Capitalization Company Risk.  The value of small or medium capitalization company securities may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of the Prospectus.  Updated performance information will be available at no cost by visiting www. ascendantfunds. com or by calling 1 -855-527-2363

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1 -855-527-2363
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ascendantfunds.com
Ascendant Balanced Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.38%	[1]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.73%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	741
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,089
Ascendant Balanced Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.38%	[1]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.48%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	251
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	773
Ascendant Balanced Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.38%	[1]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.48%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	151
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	468
Ascendant Natural Resources Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least  $ 25,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 20 of the Fund's Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $ 25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its assets in the common stock of natural resource companies.  The Fund defines natural resource companies as those in businesses that are primarily related to (i.e. have a majority of their assets in, or revenues or profits from) oil, gas, metals, forest products, agriculture, chemicals, commodities or other natural resources, including mining, refining or processing.  The Fund invests without restriction as to issuer capitalization or country.

The adviser selects natural resource common stocks from the stocks listed on the major US exchanges with, generally, at least five years of historical financial data, including American depositary receipts ("ADRs") representing common stocks of foreign issuers.  The adviser's selection process is primarily based on a bottom up, quantitative process utilizing a broad array of technical and fundamental data items developed through 40 years of proprietary research and statistical analysis.  These data items consider fundamental measures including: stock valuation based on price to earnings ratio, balance sheet leverage, and relative-to-industry earnings.  Based on this analysis, companies and industries are ranked based on prospects for relative price performance over various time horizons.  The adviser also evaluates the most attractive common stocks using qualitative considerations, such as the experience of a company's management, to select securities.

The adviser may sell a security based on its performance, new research or when the underlying investment thesis has deteriorated.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund's net asset value and performance.

  Equity Market Risk. Equity markets can be volatile. In other words, the prices of common stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

  Foreign Risk.  Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies.  The values of foreign issuer common stocks and ADRs may be affected by changes in exchange control regulations, application of foreign tax laws, changes in governmental administration or economic or monetary policy.

  Issuer-Specific Risk.  The value of a specific common stock can be more volatile than the market as a whole and can perform differently from the market as a whole.

  Limited History of Operations Risk.  The Fund is a new mutual fund and has a limited history of operation.

  Management Risk.  The adviser's judgments about the attractiveness and potential appreciation of a common stock may prove to be inaccurate and may not produce the desired results.

  Natural Resource Risk.  The Fund's exposure to companies primarily engaged in the natural resource markets may subject the Fund to greater volatility than investments in a wider variety of industries.  Natural resource companies may be affected by changes in overall market movements, commodity price volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

  No History of Mutual Fund Management.  The Fund's adviser has not previously managed a mutual fund.

  Small and Medium Capitalization Company Risk.  The value of small or medium capitalization company common stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of the Prospectus.   Updated performance information will be available at no cost by visiting www. ascendantfunds. com or by calling 1-855-527-2363.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-527-2363
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ascendantfunds.com
Ascendant Natural Resources Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.35%	[1]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	762
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,152
Ascendant Natural Resources Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.35%	[1]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	273
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	838
Ascendant Natural Resources Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.35%	[1]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	173
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	536
Ascendant MultiCap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least  $ 25,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 20 of the Fund's Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $ 25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its assets in equity securities.  The Fund defines equity securities as common stocks of domestic or foreign companies.  The Fund invests without restriction as to issuer capitalization or country.

The adviser selects common stocks from the stocks listed on the major US exchanges with, generally, at least five years of historical financial data, including American depositary receipts ("ADRs") representing common stocks of foreign issuers.  The adviser's selection process is primarily based on a bottom up, quantitative process utilizing a broad array of technical and fundamental data items developed through 40 years of proprietary research.  These data items include fundamental measures including: stock valuation based on price to earnings ratio, balance sheet leverage, and relative-to-industry earnings.  Based on this analysis, companies and industries are ranked based on prospects for relative price performance over various time horizons.  The adviser also evaluates the most attractive common stocks using qualitative considerations, such as the experience of a company's management, to select securities.  The adviser also uses market cycle analysis as a tool to guide portfolio allocation and repositioning.

The adviser may sell a security based on its performance, new research or when the underlying investment thesis has deteriorated.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund's net asset value and performance.

  Equity Market Risk. Equity markets can be volatile. In other words, the prices of common stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

  Foreign Risk.  Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies.  The values of foreign issuer common stocks and ADRs may be affected by changes in exchange control regulations, application of foreign tax laws, changes in governmental administration or economic or monetary policy.

  Issuer-Specific Risk.  The value of a specific common stock can be more volatile than the market as a whole and can perform differently from the market as a whole.

  Limited History of Operations Risk.  The Fund is a new mutual fund and has a limited history of operation.

  Management Risk.  The adviser's judgments about the attractiveness and potential appreciation of a common stock may prove to be inaccurate and may not produce the desired results.

  No History of Mutual Fund Management.  The Fund's adviser has not previously managed a mutual fund.

  Small and Medium Capitalization Company Risk.  The value of small or medium capitalization company common stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of the Prospectus.   Updated performance information will be available at no cost by visiting www. ascendantfunds. com or by calling 1-855-527-2363

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-527-2363
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ascendantfunds.com
Ascendant MultiCap Equity Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[1]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	733
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,065
Ascendant MultiCap Equity Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[1]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.40%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	243
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	748
Ascendant MultiCap Equity Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[1]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.40%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	143
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	443

[1]	Based on estimated amounts for the current fiscal year.